Issued Capital and Equity Incentive Plan - Summary of Stock Options Outstanding and Exercisable (Details) shares in Thousands	Sep. 30, 2018 CAD ($) shares Year	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of options outstanding | shares	5,287	5,306	3,424
Weighted average remaining contractual life of options outstanding (years) | Year	2.69
Weighted average exercise price of options outstanding	$ 5.00	$ 4.85	$ 2.15
Number of options exercisable | shares	4,462
Weighted average exercise price of options exercisable	$ 4.57
$1.35 - $1.50
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of options outstanding | shares	999
Weighted average remaining contractual life of options outstanding (years) | Year	0.97
Weighted average exercise price of options outstanding	$ 1.44
Number of options exercisable | shares	999
Weighted average exercise price of options exercisable	$ 1.44
$1.35 - $1.50 | Bottom of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	1.35
$1.35 - $1.50 | Top of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	$ 1.50
$1.70 - $1.90
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of options outstanding | shares	327
Weighted average remaining contractual life of options outstanding (years) | Year	0.82
Weighted average exercise price of options outstanding	$ 1.81
Number of options exercisable | shares	327
Weighted average exercise price of options exercisable	$ 1.81
$1.70 - $1.90 | Bottom of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	1.70
$1.70 - $1.90 | Top of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	$ 1.90
$2.35 - $3.75
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of options outstanding | shares	790
Weighted average remaining contractual life of options outstanding (years) | Year	2.37
Weighted average exercise price of options outstanding	$ 2.62
Number of options exercisable | shares	790
Weighted average exercise price of options exercisable	$ 2.62
$2.35 - $3.75 | Bottom of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	2.35
$2.35 - $3.75 | Top of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	$ 3.75
$4.80 - $5.00
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of options outstanding | shares	1,168
Weighted average remaining contractual life of options outstanding (years) | Year	3.44
Weighted average exercise price of options outstanding	$ 4.88
Number of options exercisable | shares	889
Weighted average exercise price of options exercisable	$ 4.88
$4.80 - $5.00 | Bottom of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	4.80
$4.80 - $5.00 | Top of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	$ 5.00
$8.05 - $11.05
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of options outstanding | shares	2,003
Weighted average remaining contractual life of options outstanding (years) | Year	3.54
Weighted average exercise price of options outstanding	$ 8.29
Number of options exercisable | shares	1,457
Weighted average exercise price of options exercisable	$ 8.22
$8.05 - $11.05 | Bottom of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	8.05
$8.05 - $11.05 | Top of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	$ 11.05